Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK000178115 Alussa Energy Acquisition Corp
Schedule of Basic and Diluted Net Loss Per Share

	Three Months Ended
	March 31,
	2021	2020
Redeemable ordinary shares
Numerator:
Interest income attributable to redeemable ordinary shares	$3,038	$780,199
Net income attributable to redeemable ordinary shares	$3,038	$780,199

Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted	23,470,955	24,391,533
Basic and diluted net income per redeemable ordinary share	$0.00	$0.03

Non-redeemable ordinary shares
Numerator:
Net income (loss)	$(30,918,750)	$8,943,386
Less: Net income attributable to redeemable ordinary shares	(3,038)	(780,199)
Net income (loss) attributable to non-redeemable ordinary shares	$(30,921,788)	$8,163,187

Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	12,466,545	11,545,967
Basic and diluted net income (loss) per non-redeemable ordinary share	$(2.48)	$0.71

		For the Period
		from June 13,
		2019 (Inception)
	Year Ended	through
	December 31,	December 31,
	2020	2019
	(As Restated)	(As Restated)
Redeemable ordinary shares
Numerator:
Interest income attributable to redeemable ordinary shares	$1,635,750	$246,606
Net income attributable to redeemable ordinary shares	$1,635,750	$246,606

Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted	24,958,411	3,820,067
Basic and diluted net income per redeemable ordinary share	$0.07	$0.06

Non-redeemable ordinary shares
Numerator:
Net loss	$(7,580,615)	$(4,779,782)
Less: Net income attributable to redeemable ordinary shares	(1,635,750)	(246,606)
Net loss attributable to non-redeemable ordinary shares	$(9,216,365)	$(5,026,389)

Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	10,979,089	7,016,376
Basic and diluted net loss per non-redeemable ordinary share	$(0.84)	$(0.72)